Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Gross carrying value	¥ 1,659,036		¥ 2,208,593
Accumulated amortization and impairment	(1,222,351)		(1,663,288)
Net carrying value	436,685	$ 63,313	545,305
Intellectual Property Rights
Finite Lived Intangible Assets [Line Items]
Gross carrying value	532,184		505,546
Accumulated amortization and impairment	(252,647)		(223,358)
Net carrying value	279,537	40,529	282,188
Traffic Acquisition Agreement
Finite Lived Intangible Assets [Line Items]
Gross carrying value			546,150
Accumulated amortization and impairment			(546,150)
Net carrying value			0
Published Mobile Games
Finite Lived Intangible Assets [Line Items]
Gross carrying value	514,664		514,664
Accumulated amortization and impairment	(514,664)		(491,614)
Net carrying value	0	0	23,050
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross carrying value	165,404		165,292
Accumulated amortization and impairment	(120,809)		(116,589)
Net carrying value	44,595	6,466	48,703
Online Literature
Finite Lived Intangible Assets [Line Items]
Gross carrying value	141,758		155,085
Accumulated amortization and impairment	(110,109)		(76,433)
Net carrying value	31,649	4,589	78,652
Domain Names
Finite Lived Intangible Assets [Line Items]
Gross carrying value	185,558		188,388
Accumulated amortization and impairment	(123,491)		(116,239)
Net carrying value	62,067	8,999	72,149
Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying value	101,730		101,730
Accumulated amortization and impairment	(90,688)		(70,342)
Net carrying value	11,042	1,601	31,388
Others
Finite Lived Intangible Assets [Line Items]
Gross carrying value	17,738		31,738
Accumulated amortization and impairment	(9,943)		(22,563)
Net carrying value	¥ 7,795	$ 1,129	¥ 9,175